Transactions with Related Parties - Balance Sheet (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Due to related party	$ (295)	$ (611)
Due from related party	42,718	39,023
Advances for vessels and drillships under construction for the year/period	577,069	679,008
Drilling rigs, drillships, machinery and equipment, net, for the year/period	6,419,463	5,828,231
Cardiff Marine Inc.
Due to related party	(3)	(3)
Tri-Ocean Heidmar
Due to related party	(43)	(43)
Cardiff Tankers
Due to related party	(249)	(181)
Sigma and Blue Fin pool
Due to related party	0	(336)
Trade Accounts Receivable - Accrued Receivables	0	386
Vivid
Due to related party	0	(48)
TMS Bulkers
Due from related party	32,635	29,059
TMS Tankers
Due from related party	10,083	9,964
Cardiff Drilling/TMS Bulkers/TMS Tankers
Advances for vessels and drillships under construction for the year/period	1,546	4,778
TMS Bulkers/ TMS Tankers
Vessels, net for the year/period	530	6,815
Cardiff/ Cardiff Drilling
Drilling rigs, drillships, machinery and equipment, net, for the year/period	$ 2,885	$ 5,692